MINERAL PROPERTY, PLANT, AND EQUIPMENT (Narrative) (Details) - Las Chispas Property [Member] - Auesnco Engineering Canada Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) t
Disclosure of detailed information about property, plant and equipment [line items]
Number of tonne per day process for plant | t	1,250
Fixed price of agreement	$ 76,455
Construction in progress	23,151
Remaining commitment	53,304
Additional commitment related to construction in progress	$ 2,802